Employee Share Options - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Jan. 02, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Ordinary shares that may be issued		13,218,000
Options granted	355,884
Options granted, exercise price	2.17
Contractual life	8 years
Nonvested shares, weighted average grant date fair value		$ 1.18
Nonvested share options		266,914				1,338,876
Share options vested		1,071,962
Weighted-average grant-date fair value of share options granted				$ 0.29
Options exercised		4,376,820	0	0
Intrinsic value of options exercised during the period
Intrinsic value of options granted during the period
Unrecognized share-based compensation cost related to share options		$ 34			207
Weighted-average vesting period over which deferred cost is expected to be recognized		1 year 9 months